New accounting standard	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
New accounting standard [Text Block]
3.	New accounting standard

IAS 7, Statement of Cash Flows (“IAS 7”)

In January 2016, the IASB issued amendments to IAS 7. The amendments are intended to clarify IAS 7 to improve information provided to users of financial statements about an entity’s financing activities. The application of the amendments to IAS 7 resulted in additional information on financing activities presented in Note 29.